Segment Information (Details) $ in Millions		3 Months Ended									12 Months Ended
	May. 25, 2014 USD ($) segment	May. 31, 2015 USD ($)		Feb. 22, 2015 USD ($)	Nov. 23, 2014 USD ($)	Aug. 24, 2014 USD ($)	May. 25, 2014 USD ($)	Feb. 23, 2014 USD ($)	Nov. 24, 2013 USD ($)	Aug. 25, 2013 USD ($)	May. 31, 2015 USD ($) segment		May. 25, 2014 USD ($)	May. 26, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1										4
Sales		$ 1,878.3	[1]	$ 1,730.9	$ 1,559.0	$ 1,595.8	$ 1,650.1	$ 1,618.5	$ 1,485.6	$ 1,531.5	$ 6,764.0	[2]	$ 6,285.6	$ 5,921.0
Restaurant and marketing expenses											5,584.8		5,242.8	4,857.7
Segment profit											1,179.2		1,042.8	1,063.3
Depreciation and amortization											319.3		304.4	278.3
Impairments and disposal of assets, net											62.1		16.4	0.9
Segment assets	$ 7,082.7	5,994.7					7,082.7				5,994.7		7,082.7
Capital expenditures											296.5		414.8	510.1
Olive Garden
Segment Reporting Information [Line Items]
Sales											3,789.6		3,643.1	3,684.8
Restaurant and marketing expenses											3,089.1		2,995.1	2,977.6
Segment profit											700.5		648.0	707.2
Depreciation and amortization											149.8		149.6	144.5
Impairments and disposal of assets, net											28.2		3.3	0.2
Segment assets	1,717.3	1,625.1					1,717.3				1,625.1		1,717.3
Capital expenditures											118.9		131.9	214.4
LongHorn Steakhouse
Segment Reporting Information [Line Items]
Sales											1,544.7		1,383.9	1,231.2
Restaurant and marketing expenses											1,304.8		1,179.6	1,043.2
Segment profit											239.9		204.3	188.0
Depreciation and amortization											71.6		66.7	60.1
Impairments and disposal of assets, net											0.4		0.8	0.5
Segment assets	1,280.3	1,261.1					1,280.3				1,261.1		1,280.3
Capital expenditures											67.4		114.4	151.9
Fine Dining
Segment Reporting Information [Line Items]
Sales											500.1		441.6	396.4
Restaurant and marketing expenses											405.2		360.2	320.3
Segment profit											94.9		81.4	76.1
Depreciation and amortization											26.4		24.3	21.8
Impairments and disposal of assets, net											0.0		4.8	0.0
Segment assets	871.6	865.6					871.6				865.6		871.6
Capital expenditures											22.9		42.3	34.4
Other Business
Segment Reporting Information [Line Items]
Sales											929.6		817.0	608.6
Restaurant and marketing expenses											785.7		707.9	516.6
Segment profit											143.9		109.1	92.0
Depreciation and amortization											47.3		42.7	32.0
Impairments and disposal of assets, net											21.0		3.7	0.0
Segment assets	1,087.3	1,054.6					1,087.3				1,054.6		1,087.3
Capital expenditures											83.4		123.1	103.3
Corporate
Segment Reporting Information [Line Items]
Sales											0.0		0.0	0.0
Restaurant and marketing expenses											0.0		0.0	0.0
Segment profit											0.0		0.0	0.0
Depreciation and amortization											24.2		21.1	19.9
Impairments and disposal of assets, net											12.5		3.8	0.2
Segment assets	$ 2,126.2	$ 1,188.3					$ 2,126.2				1,188.3		2,126.2
Capital expenditures											$ 3.9		$ 3.1	$ 6.1

[1]	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.
[2]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.